Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio,
Consumer Discretionary Portfolio,
Consumer Staples Portfolio, Energy
Portfolio, Financials Portfolio, Health
Care Portfolio, Industrials Portfolio,
Materials Portfolio, Technology Portfolio,
Utilities Portfolio
Initial Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Communication Services Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.62%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 63

3 years	$ 199

5 years	$ 346

10 years	$ 774
The following information replaces similar information for Consumer Discretionary Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762
The following information replaces similar information for Consumer Staples Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762
The following information replaces similar information for Energy Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762
The following information replaces similar information for Financials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.05% B

Total annual operating expenses	0.63%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 64

3 years	$ 202

5 years	$ 351

10 years	$ 786
The following information replaces similar information for Health Care Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.59%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 60

3 years	$ 189

5 years	$ 329

10 years	$ 738
The following information replaces similar information for Industrials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.62%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 63

3 years	$ 199

5 years	$ 346

10 years	$ 774
The following information replaces similar information for Materials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.06% B

Total annual operating expenses	0.64%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 65

3 years	$ 205

5 years	$ 357

10 years	$ 798
The following information replaces similar information for Technology Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.59%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 60

3 years	$ 189

5 years	$ 329

10 years	$ 738
The following information replaces similar information for Utilities Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762
Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio,
Consumer Discretionary Portfolio,
Consumer Staples Portfolio, Energy
Portfolio, Financials Portfolio, Health
Care Portfolio, Industrials Portfolio,
Materials Portfolio, Technology Portfolio,
Utilities Portfolio
Investor Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Communication Services Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871
The following information replaces similar information for Consumer Discretionary Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 70

3 years	$ 221

5 years	$ 384

10 years	$ 859
The following information replaces similar information for Consumer Staples Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 70

3 years	$ 221

5 years	$ 384

10 years	$ 859
The following information replaces similar information for Energy Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 70

3 years	$ 221

5 years	$ 384

10 years	$ 859
The following information replaces similar information for Financials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.05% B

Total annual operating expenses	0.71%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 73

3 years	$ 227

5 years	$ 395

10 years	$ 883
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.67%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835
The following information replaces similar information for Industrials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871
The following information replaces similar information for Materials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.06% B

Total annual operating expenses	0.72%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 74

3 years	$ 230

5 years	$ 401

10 years	$ 894
The following information replaces similar information for Technology Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.67%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835
The following information replaces similar information for Utilities Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 70

3 years	$ 221

5 years	$ 384

10 years	$ 859
Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio
Consumer Staples Portfolio
Financials Portfolio
Technology Portfolio
Service Class 2
August 11, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Consumer Discretionary Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%

Other expenses	0.04% B,C

Total annual operating expenses	0.87%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Based on estimated amounts for the current fiscal year.

1 year	$ 89

3 years	$ 278

5 years	$ 482

10 years	$ 1,073
The following information replaces similar information for Consumer Staples Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%

Other expenses	0.04% B,C

Total annual operating expenses	0.87%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Based on estimated amounts for the current fiscal year.

1 year	$ 89

3 years	$ 278

5 years	$ 482

10 years	$ 1,073
The following information replaces similar information for Financials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%

Other expenses	0.05% B,C

Total annual operating expenses	0.88%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Based on estimated amounts for the current fiscal year.

1 year	$ 90

3 years	$ 281

5 years	$ 488

10 years	$ 1,084
The following information replaces similar information for Technology Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%

Other expenses	0.01% B,C

Total annual operating expenses	0.84%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Based on estimated amounts for the current fiscal year.

1 year	$ 86

3 years	$ 268

5 years	$ 466

10 years	$ 1,037
Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio
Service Class 2
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% AB

Distribution and/or Service (12b‑1) fees	0.25%

Other expenses	0.03% B

Total annual operating expenses	0.86%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 88

3 years	$ 274

5 years	$ 477

10 years	$ 1,061
Supplement to the
Fidelity® Variable Insurance Products
Health Care Portfolio
Service Class 2
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%

Other expenses	0.01% B

Total annual operating expenses	0.84%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 86

3 years	$ 268

5 years	$ 466

10 years	$ 1,037
Supplement to the
Fidelity® Variable Insurance Products
Real Estate Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class		Service Class		Service Class 2
Management fee	0.58	% AB	0.58	% AB	0.58	% AB

Distribution and/or Service (12b‑1) fees	None		0.10%		0.25%

Other expenses	0.02	% B	0.02	% B	0.02	% B

Total annual operating expenses	0.60%		0.70%		0.85%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2, was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 61	$ 72	$ 87

3 years	$ 192	$ 224	$ 271

5 years	$ 335	$ 390	$ 471

10 years	$ 750	$ 871	$ 1,049
Supplement to the
Fidelity® Variable Insurance Products
Real Estate Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% AB

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.68%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847

Initial | Communication Services Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio,
Initial Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Communication Services Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.62%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 63

3 years	$ 199

5 years	$ 346

10 years	$ 774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial | Communication Services Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	$ 774
Initial | Consumer Discretionary Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio,
Initial Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Consumer Discretionary Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial | Consumer Discretionary Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	$ 762
Initial | Consumer Staples Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Consumer Staples Portfolio, Energy
Initial Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Consumer Staples Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial | Consumer Staples Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	$ 762
Initial | Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Consumer Staples Portfolio, Energy
Portfolio, Financials Portfolio, Health
Initial Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Energy Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial | Energy Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	$ 762
Initial | Financials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Portfolio, Financials Portfolio, Health
Initial Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Financials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.05% B

Total annual operating expenses	0.63%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 64

3 years	$ 202

5 years	$ 351

10 years	$ 786

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial | Financials Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.63%
1 year	rr_ExpenseExampleYear01	$ 64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	$ 786
Initial | Health Care Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Portfolio, Financials Portfolio, Health
Care Portfolio, Industrials Portfolio,
Initial Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Health Care Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.59%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 60

3 years	$ 189

5 years	$ 329

10 years	$ 738

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial | Health Care Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	$ 738
Initial | Industrials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Care Portfolio, Industrials Portfolio,
Initial Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Industrials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.62%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 63

3 years	$ 199

5 years	$ 346

10 years	$ 774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial | Industrials Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	$ 774
Initial | Materials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Materials Portfolio, Technology Portfolio,
Initial Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Materials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.06% B

Total annual operating expenses	0.64%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 65

3 years	$ 205

5 years	$ 357

10 years	$ 798

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial | Materials Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.64%
1 year	rr_ExpenseExampleYear01	$ 65
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	357
10 years	rr_ExpenseExampleYear10	$ 798
Initial | Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Materials Portfolio, Technology Portfolio,
Initial Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Technology Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.59%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 60

3 years	$ 189

5 years	$ 329

10 years	$ 738

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial | Technology Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	$ 738
Initial | Utilities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Utilities Portfolio
Initial Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Utilities Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial | Utilities Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	$ 762
Investor | Communication Services Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio,
Investor Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Communication Services Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Communication Services Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	$ 871
Investor | Consumer Discretionary Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio,
Investor Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Consumer Discretionary Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 70

3 years	$ 221

5 years	$ 384

10 years	$ 859

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Consumer Discretionary Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	$ 859
Investor | Consumer Staples Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Consumer Staples Portfolio, Energy
Investor Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Consumer Staples Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 70

3 years	$ 221

5 years	$ 384

10 years	$ 859

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Consumer Staples Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	$ 859
Investor | Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Consumer Staples Portfolio, Energy
Portfolio, Financials Portfolio, Health
Investor Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Energy Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 70

3 years	$ 221

5 years	$ 384

10 years	$ 859

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Energy Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	$ 859
Investor | Financials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Portfolio, Financials Portfolio, Health
Investor Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Financials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.05% B

Total annual operating expenses	0.71%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 73

3 years	$ 227

5 years	$ 395

10 years	$ 883

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Financials Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	$ 73
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	395
10 years	rr_ExpenseExampleYear10	$ 883
Investor | Health Care Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Portfolio, Financials Portfolio, Health
Care Portfolio, Industrials Portfolio,
Investor Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Health Care Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.67%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Health Care Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	$ 68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	$ 835
Investor | Industrials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Care Portfolio, Industrials Portfolio,
Investor Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Industrials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Industrials Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	$ 871
Investor | Materials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Materials Portfolio, Technology Portfolio,
Investor Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Materials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.06% B

Total annual operating expenses	0.72%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 74

3 years	$ 230

5 years	$ 401

10 years	$ 894

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Materials Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	$ 74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	$ 894
Investor | Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Materials Portfolio, Technology Portfolio,
Investor Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Technology Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.67%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Technology Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	$ 68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	$ 835
Investor | Utilities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Utilities Portfolio
Investor Class
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Utilities Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 70

3 years	$ 221

5 years	$ 384

10 years	$ 859

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Utilities Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	$ 859
Investor | Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Real Estate Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% AB

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.68%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Real Estate Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
1 year	rr_ExpenseExampleYear01	$ 69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	$ 847
Service 2 | Consumer Discretionary Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio
Service Class 2
August 11, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Consumer Discretionary Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%

Other expenses	0.04% B,C

Total annual operating expenses	0.87%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Based on estimated amounts for the current fiscal year.

1 year	$ 89

3 years	$ 278

5 years	$ 482

10 years	$ 1,073

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Service 2 | Consumer Discretionary Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1],[5]
Total annual operating expenses	rr_ExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	$ 89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	$ 1,073
Service 2 | Consumer Staples Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Consumer Staples Portfolio
Service Class 2
August 11, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Consumer Staples Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%

Other expenses	0.04% B,C

Total annual operating expenses	0.87%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Based on estimated amounts for the current fiscal year.

1 year	$ 89

3 years	$ 278

5 years	$ 482

10 years	$ 1,073

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Service 2 | Consumer Staples Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1],[5]
Total annual operating expenses	rr_ExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	$ 89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	$ 1,073
Service 2 | Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio
Service Class 2
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% AB

Distribution and/or Service (12b‑1) fees	0.25%

Other expenses	0.03% B

Total annual operating expenses	0.86%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 88

3 years	$ 274

5 years	$ 477

10 years	$ 1,061

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Service 2 | Energy Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	$ 88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	$ 1,061
Service 2 | Financials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Financials Portfolio
Service Class 2
August 11, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Financials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%

Other expenses	0.05% B,C

Total annual operating expenses	0.88%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Based on estimated amounts for the current fiscal year.

1 year	$ 90

3 years	$ 281

5 years	$ 488

10 years	$ 1,084

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Service 2 | Financials Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1],[5]
Total annual operating expenses	rr_ExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	$ 90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	$ 1,084
Service 2 | Health Care Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Health Care Portfolio
Service Class 2
April 29, 2023
As Revised August 4, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%

Other expenses	0.01% B

Total annual operating expenses	0.84%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 86

3 years	$ 268

5 years	$ 466

10 years	$ 1,037

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Service 2 | Health Care Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	$ 1,037
Service 2 | Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Technology Portfolio
Service Class 2
August 11, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Technology Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%

Other expenses	0.01% B,C

Total annual operating expenses	0.84%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Based on estimated amounts for the current fiscal year.

1 year	$ 86

3 years	$ 268

5 years	$ 466

10 years	$ 1,037

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Service 2 | Technology Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1],[5]
Total annual operating expenses	rr_ExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	$ 1,037
Initial Service and Service 2 | Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Real Estate Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class		Service Class		Service Class 2
Management fee	0.58	% AB	0.58	% AB	0.58	% AB

Distribution and/or Service (12b‑1) fees	None		0.10%		0.25%

Other expenses	0.02	% B	0.02	% B	0.02	% B

Total annual operating expenses	0.60%		0.70%		0.85%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2, was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 61	$ 72	$ 87

3 years	$ 192	$ 224	$ 271

5 years	$ 335	$ 390	$ 471

10 years	$ 750	$ 871	$ 1,049

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial Service and Service 2 | Real Estate Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	$ 61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	$ 750
Initial Service and Service 2 | Real Estate Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	$ 871
Initial Service and Service 2 | Real Estate Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	$ 1,049

[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
[3]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% was previously charged under the services agreements.
[4]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
[5]	Based on estimated amounts for the current fiscal year.
[6]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2, was previously charged under the services agreements.